Compensation of Corporate Officers - Summary of Compensation Paid to Officers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Of Corporate Officers [Line Items]
Key management personnel compensation, attendance fees	€ 421	€ 488	€ 456
Key management personnel compensation, contribution in kind	21	23	26
Key management personnel compensation, share-based payment	74	58	41
Key management personnel compensation,employer contributions	410	443	405
Key management personnel compensation, consulting fees	0	0	0
Key management personnel compensation	1,680	1,693	1,517
Key management personnel compensation, fixed compensation fees	585	518	518
Key management personnel compensation, variable compensation fees	€ 169	€ 163	€ 71